Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Schedule of general information about Himax Technologies, Inc.'s subsidiaries

Following is general information about Himax Technologies, Inc.’s subsidiaries:

				Percentage of Ownership
			Jurisdiction of	December 31,	December 31,
Investor	Subsidiary	Main activities	Incorporation	2022	2023
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies, Inc.	Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) (1)	IC design and sales	PRC	—	49.00%
Viewsil Microelectronics (Kunshan) Limited	Viewsil Technology Limited (1)	IC sales	British Virgin Islands	—	49.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies Limited	Himax Display, Inc.	LCoS and MEMS design, manufacturing and sales	ROC	83.54%	92.08%
Himax Display, Inc.	Integrated Microdisplays Limited	LCoS design	Hong Kong	83.54%	92.08%
Himax Display, Inc.	Himax Display (USA) Inc.	LCoS and MEMS design, sales and technical support	Delaware, USA	83.54%	92.08%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	98.62%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	98.42%	98.43%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	98.42%	98.43%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	LC Lens design and sales	ROC	62.26%	62.26%
Himax Technologies Limited	Himax IGI Precision Ltd.	3D micro and nano structure mastering and prototype replication	Delaware, USA	100.00%	100.00%
Himax Technologies Limited	CM Visual Technology Corp.	Omniwide film products design and sales	ROC	66.71%	77.63%

Schedule of basic and diluted earnings per ordinary share

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2021	2022	2023

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$436,896	236,982	50,616
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	349,228	349,448	348,990
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$1.25	0.68	0.15
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$2.50	1.36	0.29

Contingently issuable ordinary shares underlying the unvested RSUs and employee stock options granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2021	2022	2023

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$436,896	236,982	50,616
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	349,228	349,448	348,990
Unvested RSUs (in thousands)	38	187	576
Employee stock options (in thousands)	467	—	—
	349,733	349,635	349,566
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$1.25	0.68	0.14
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders(1)	$2.50	1.36	0.29

Note (1): As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2021, 2022 and 2023 is 174,614 thousand, 174,724 thousand and 174,495 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2021, 2022 and 2023 is 174,867 thousand, 174,817 thousand and 174,783 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.